Fair Value Measurements	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Fair Value Measurements

Note 15—Fair Value Measurements

Recurring Fair Value Measurements

The following table sets forth the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2021 and 2020, by level, within the fair value hierarchy (in thousands):

	As of March 31, 2021				As of March 31, 2020
	Level 1	Level 2	Level 3	Balance as of March 31, 2021	Level 1	Level 2	Level 3	Balance as of March 31, 2020
Assets:
Money market funds	$1,420,597	$—	$—	$1,420,597	$1,874,662	$—	$—	$1,874,662
Investment in Sio common shares	48,487	—	—	48,487	45,329	—	—	45,329
Investment in Arbutus common shares	53,325	—	—	53,325	16,174	—	—	16,174
Investment in Arbutus convertible preferred shares	—	76,037	—	76,037	—	23,062	—	23,062
Other investments	11,129	—	—	11,129	8,880	—	—	8,880

Total assets at fair value	$1,533,538	$76,037	$—	$1,609,575	$1,945,045	$23,062	$—	$1,968,107

Liabilities:
Debt held by Dermavant with NovaQuest	$—	$—	$150,100	$150,100	$—	$—	$89,100	$89,100
Liability instruments measured at fair value	—	—	67,893	67,893	—	—	102,373	102,373

Total liabilities at fair value	$—	$—	$217,993	$217,993	$—	$—	$191,473	$191,473

There were no transfers of assets between Level 1 and Level 2 of the fair value measurement hierarchy that occurred during the years ended March 31, 2021 and 2020.

Level 3 Disclosures

The Company measures its Level 3 liabilities, including debt issued by Dermavant to NovaQuest and the Sumitomo Options, at fair value based on significant inputs not observable in the market, which causes them to be classified as a Level 3 measurement within the fair value hierarchy. The valuation of the Level 3 liabilities uses assumptions and estimates the Company believes would be made by a market participant in making the same valuation. The Company assesses these assumptions and estimates on an ongoing basis as additional data impacting the assumptions and estimates are obtained. Changes in the fair value related to updated assumptions and estimates are recorded within the statements of operations at the end of each reporting period.

The fair value of Level 3 liabilities may change significantly as additional data are obtained, impacting the Company’s assumptions regarding probabilities of potential scenarios used to estimate fair value. In evaluating this information, considerable judgment is required to interpret the data used to develop the assumptions and estimates. Accordingly, the use of different market assumptions and/or different valuation techniques may have a material effect on the estimated fair value amounts, and such changes could materially impact the Company’s results of operations in future periods.

The changes in fair value of the Level 3 liabilities during the years ended March 31, 2021 and 2020 were as follows (in thousands):

Balance at March 31, 2019	$103,628
Issuance of liability instruments measured at fair value	101,567
Changes in fair value of debt and liability instruments, included in net loss	(13,722)

Balance at March 31, 2020	191,473
Changes in fair value of debt and liability instruments, included in net loss	29,845
Liability instruments disposed due to deconsolidation of subsidiary	(3,325)

Balance at March 31, 2021	$217,993

Debt issued by Dermavant to NovaQuest

The fair value of the debt instrument as of March 31, 2021 and 2020 represents the fair value of amounts payable to NovaQuest using a Monte Carlo simulation model under the income approach determined by using probability assessments of the expected future payments through 2032 and applying discount rates ranging from 6% to 17%. The future payments are based on significant inputs that are not observable in the market which are subject to remeasurement at each reporting date. The estimates of fair value may not be indicative of the amounts that could ultimately be paid by Dermavant to NovaQuest.

Sumitomo Options

The fair value of the options to acquire the Company’s interest in Dermavant, Genevant, Lysovant, Metavant, Cytovant Parent, and Sinovant (collectively, the “Option Vants”) granted to Sumitomo under the Sumitomo Transaction Agreement as of March 31, 2021 and 2020 was calculated using significant unobservable inputs including the following:

	Range or Point Estimate Used
Input	As of March 31, 2021	As of March 31, 2020
Time to expiration (in years)	3.59	0.49 - 4.59
Risk-free rate	0.52%	0.15% - 0.35%
Volatility	89.0% - 95.0%	91.0% - 110.0%

As of March 31, 2021 and 2020, the fair value of the Sumitomo Options was $62.4 million and $95.9 million, respectively. Sumitomo Options are included in “Liability instruments measured at fair value” in the accompanying consolidated balance sheets.

In June 2021, the Company completed a transaction with Sumitomo pursuant to which Sumitomo terminated all of its existing options to acquire the Company’s equity interests in certain subsidiaries. See Note 19, “Subsequent Events” for additional information.

Montes Archimedes Acquisition Corp.
Fair Value Measurements

Note 8—Fair Value Measurements

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Fair Value Measured as of March 31, 2021
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investment held in Trust Account
U.S. Treasury securties maturing on April 8, 2021	$410,790,002	$—	$—
Cash	994	—	—
Liabilities:
Derivative warrant liabilities—public warrants	17,455,520	—	—
Derivative warrant liabilities—private warrants	—	—	8,682,210

Total Fair Value	$428,246,515	$—	$8,682,210

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

	Fair Value Measured as of December 31, 2020
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investment held in Trust Account
U.S. Treasury securties maturing on April 8, 2021	$410,803,122	$—	$—
Cash	289	—	—
Liabilities:
Derivative warrant liabilities—public warrants	32,652,100	—	—
Derivative warrant liabilities—private warrants	—	—	16,445,130

Total Fair Value	$443,455,511	$—	$16,445,130

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement as of December 2020 as the Public Warrants were separately listed and traded beginning in November 2020. The amount transferred to Level 1 was $30.2 million. There were no transfers between levels for the three months ended March 31, 2021.

The fair value of the Public Warrants (if not market observed) and Private Placement Warrants is estimated using a Binomial Lattice in a risk-neutral framework. Specifically, the future stock price of the Company is modeled assuming a Geometric Brownian Motion in a risk-neutral framework. For each modeled future price, the Warrant payoff is calculated based on the contractual terms (incorporating any optimal early exercise / redemption), and then discounted at the term-matched risk-free rate. The value of the Warrants is calculated as the probability-weighted present value over all future modeled payoffs with changes in fair value recognized in the statement of operations. For the three months ended March 31, 2021, the Company recognized change in the fair value of warrant liabilities of approximately $22,959,500 presented on the accompanying statement of operations.

The change in the fair value of the level 3 derivative warrant liabilities for three months ended March 31, 2021 is summarized as follows:

Derivative warrant liabilities at December 31, 2020	$16,445,130
Change in fair value of derivative warrant liabilities	(7,762,920)

Derivative warrant liabilities at March 31, 2021	$8,682,210

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

As of March 31, 2021
Exercise price	$11.50
Stock Price	$9.78
Volatility	14.9%
Risk-free rate	1.01%
Dividend yield	0.0%

Note 9—Fair Value Measurements

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and Marketable Securities held in Trust Accounting:
U.S. Treasury securities maturing on April 8, 2021	$410,803,122	$—	$—
Cash	$289	—	—

	$410,803,411	$—	$—

Liabilities:

Derivative warrant liabilities	$32,652,100	$—	$16,445,130

Transfers to/from Levels 1. 2. and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement as of December 2020 as the Public Warrants were separately listed and traded beginning in November 2020. The amount transferred to Level 1 was $30.2 million.

Level 1 instruments include investments in mutual funds invested in government securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The fair value of the Public Warrants (if not market observed) and Private Placement Warrants is estimated using a Binomial Lattice in a risk-neutral framework. Specifically, the future stock price of the Company is modeled assuming a Geometric Brownian Motion in a risk-neutral framework. For each modeled future price, the Warrant payoff is calculated based on the contractual terms (incorporating any optimal early exercise / redemption), and then discounted at the term-matched risk-free rate. The value of the Warrants is calculated as the probability-weighted present value over all future modeled payoffs.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

As of October 9, 2020
Volatility	22.5%
Expected date of Business Combination	Mar-21
Risk-free rate	0.39%
Dividend yield	0.0%

The change in the fair value of the derivative warrant liabilities for the period from July 6, 2020 (inception) through December 31, 2020 is summarized as follows:

Derivative warrant liabilities at July 6, 2020 (inception)	$—
Issuance of Public and Private Placement Warrants	45,509,340
Change in fair value of derivative warrant liabilities	3,587,890

Derivative warrant liabilities at December 31, 2020	$49,097,230